Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
Acquisitions from Phillips 66 are considered common control transactions. When businesses are acquired from Phillips 66 that will be consolidated by us, they are accounted for as if the transfer had occurred at the beginning of the period of transfer, with prior periods retrospectively adjusted to furnish comparative information. The Sweeny Fractionator Acquisition was a transfer of businesses between entities under common control. Accordingly, the accompanying financial statements and related notes have been retrospectively adjusted to include the historical results and financial position of the Acquired Assets prior to the Effective Date. See Note 4—Sweeny Fractionator Acquisition, for additional information. We refer to the historical results of these businesses prior to the effective date of our acquisition of them as the results of our “Predecessors.” Also included in Predecessor results are the historical results of our initial assets prior to our initial public offering on July 26, 2013.

All intercompany transactions and accounts within our Predecessors have been eliminated. The assets and liabilities of our Predecessors in these financial statements have been reflected on a historical cost basis because the transfer of our Predecessors to us took place within the Phillips 66 consolidated group. The consolidated statement of income also includes expense allocations for certain functions performed by Phillips 66 and historically not allocated to the Partnership, including allocations of general corporate expenses related to executive oversight, accounting, treasury, tax, legal, information technology and procurement; and operational support services such as engineering and logistics. These allocations were based primarily on relative values of net properties, plants and equipment (PP&E) and equity-method investments, or number of terminals and pipeline miles. Our management believes the assumptions underlying the allocation of expenses from Phillips 66 were reasonable. Nevertheless, the financial statements of our Predecessors may not include all of the actual expenses that would have been incurred had we been a stand-alone publicly traded partnership during the periods presented and may not reflect our actual results of operations, financial position and cash flows had we been a stand-alone publicly traded partnership during the periods prior to the Offering.

Consolidation Principles and Investments
Consolidation Principles and Investments—Our consolidated financial statements include the accounts of majority-owned or controlled subsidiaries. All intercompany transactions and accounts have been eliminated.

Net Investment
Net Investment—In the consolidated balance sheet, net investment represents Phillips 66’s historical investment in our Predecessors (inclusive of noncontrolling interests), our Predecessors’ accumulated net earnings after taxes, and the net effect of transactions with, and allocations from, Phillips 66.

Use of Estimates
Use of Estimates—The preparation of financial statements in conformity with generally accepted accounting principles in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue and expenses, and the disclosures of contingent assets and liabilities. Actual results could differ from these estimates.

Common Control Transactions
Common Control Transactions—Businesses acquired from Phillips 66 and its subsidiaries are accounted for as common control transactions whereby the net assets acquired are combined with ours at their carrying value. Any difference between carrying value and recognized consideration is treated as a capital transaction. To the extent that such transactions require prior periods to be recast, historical net equity amounts prior to the transaction date are reflected in “Net Investment.” Cash consideration up to the carrying value of net assets acquired is presented as an investing activity in our consolidated statement of cash flows. Cash consideration in excess of the carrying value of net assets acquired is presented as a financing activity in our consolidated statement of cash flows.

Revenue Recognition
Revenue Recognition—Revenue is recognized for crude oil and refined petroleum product pipeline transportation based on the delivery of actual volumes transported at contractual tariff rates. Revenue is recognized for crude oil and refined petroleum product terminaling and storage as performed based on contractual rates related to throughput volumes, capacity or cost-plus-margin arrangements. Revenue is recognized for NGL fractionation, terminaling and storage as performed based on contractual rates related to throughput volumes or capacity. A significant portion of our revenue is derived from Phillips 66 and, for periods presented prior to the acquisition date in common control transactions, the contractual rates with Phillips 66 do not necessarily reflect market rates.

Transportation contracts that are operating leases and include rentals with fixed escalation are recognized on a straight-line basis over the lease term. Any difference between the transportation fee recognized under the straight-line method and the transportation fee received in cash is deferred to the consolidated balance sheet as “Deferred rentals—related parties.” If the underlying transportation contract is amended to eliminate fixed escalation, the balance of deferred rentals is amortized over the remaining life of the contract.

Certain transportation services agreements and terminal services agreements with Phillips 66 are considered operating leases under GAAP. These agreements include escalation clauses to adjust transportation tariffs and terminaling fees to reflect changes in price indices. Revenues from these agreements are recorded within “Operating revenues—related parties” on our consolidated statement of income. See Note 15—Leases for additional information on these operating leases and Note 21—Related Party Transactions for additional information on our agreements with Phillips 66.

Billings to Phillips 66 for shortfall volumes under its quarterly minimum volume commitments are recorded as “Deferred revenues—related parties” in our consolidated balance sheet, as Phillips 66 has the right to make up the shortfall volumes in the following four quarters. The deferred revenue will be recognized at the earlier of when shortfall volumes are made up or when the make-up rights contractually expire.

At the time the Clemens Caverns commenced operations, the caverns had not reached total planned working capacity contracted under the storage agreement.  During the build-out of the remaining capacity, a portion of the monthly storage fees is deferred.  The deferred revenue is recognized over the remaining term of the agreement as additional storage capacity is placed into service.

Cash Equivalents
Cash Equivalents—Cash equivalents are highly liquid, short-term investments that are readily convertible to known amounts of cash and will mature within 90 days or less from the date of acquisition. We carry these at cost plus accrued interest, which approximates fair value.

Imbalances
Imbalances—We do not purchase or produce crude oil, NGL or refined petroleum product inventories. We experience imbalances as a result of variances in meter readings and in other measurement methods, and volume fluctuations within our crude oil system due to pressure and temperature changes. Certain of our transportation contracts provide for the shipper to pay a contractual loss allowance, which is valued using quoted market prices of the applicable commodity being shipped. These contractual loss allowances, which are received from the shipper irrespective of, and calculated independently from, actual volumetric gains or losses, are recorded as revenue. Any actual volumetric gains or losses are valued using quoted market prices of the applicable commodities and are recorded as decreases or increases to operating and maintenance expenses, respectively.

Fair Value Measurements
Fair Value Measurements—We measure assets and liabilities requiring fair value presentation or disclosure using an exit price (i.e., the price that would be received to sell an asset or paid to transfer a liability) and disclose such amounts according to the quality of valuation inputs under the following hierarchy:

Level 1:    Quoted prices in an active market for identical assets or liabilities.

Level 2:	Observable inputs other than quoted prices included within Level 1 for the asset or liability, either directly or indirectly through market-corroborated inputs.
Level 3:    Unobservable inputs that are significant to the fair value of assets or liabilities.

We classify the fair value of an asset or liability based on the lowest level of input significant to its measurement. A fair value initially reported as Level 3 will be subsequently reported as Level 2 if the unobservable inputs become inconsequential to its measurement, or corroborating market data becomes available. Asset and liability fair values initially reported as Level 2 will be subsequently reported as Level 3 if corroborating market data becomes unavailable.

The carrying amounts of our trade receivables and payables approximate fair values.

Nonrecurring Fair Value Measurements—Fair value measurements are applied with respect to our nonfinancial assets and liabilities measured on a nonrecurring basis, which consists primarily of asset retirement obligations. Nonrecurring fair value measurements are also applied, when applicable, to determine the fair value of our long-lived assets.

Properties, Plants and Equipment (PP&E)
Properties, Plants and Equipment (PP&E)—PP&E is stated at cost. Costs of maintenance and repairs, which are not significant improvements, are expensed when incurred. Depreciation of PP&E is determined by either the individual-unit-straight-line method or the group-straight-line method (for those individual units that are highly integrated with other units).

Major Maintenance Activities
Major Maintenance Activities—Costs for planned integrity management projects are expensed in the period incurred. These types of costs include pipe and tank inspection services, contractor repair services, materials and supplies, equipment rentals and our labor costs.

Impairment of PP&E
Impairment of PP&E—PP&E used in operations is assessed for impairment whenever changes in facts and circumstances indicate a possible significant deterioration in the future cash flows expected to be generated by an asset group. If, upon review, the sum of the undiscounted pretax cash flows is less than the carrying value of the asset group, including applicable liabilities, the carrying value of the PP&E in the asset group is written down to estimated fair value through additional depreciation provisions and reported as impairments in the periods in which the determination of the impairment is made. Individual assets are grouped for impairment purposes at the lowest level for which identifiable cash flows are largely independent of the cash flows of other groups of assets—generally at a pipeline system, fractionation system or terminal level. Because there usually is a lack of quoted market prices for our long-lived assets, the fair value of impaired assets is typically determined based on one or more of the following methods: the present values of expected future cash flows using discount rates and other assumptions believed to be consistent with those used by principal market participants; a market multiple of earnings for similar assets; or historical market transactions of similar assets, adjusted using principal market participant assumptions when necessary.

The expected future cash flows used for impairment reviews and related fair value calculations are based on estimated future throughputs, prices, operating costs, tariffs, and capital project decisions, considering all available evidence at the date of review.

Impairment of Investments in Nonconsolidated Entities
Impairment of Investments in Nonconsolidated Entities—Investments in nonconsolidated entities are assessed for impairment whenever changes in the facts and circumstances indicate a loss in value has occurred. When indicators exist, the fair value is estimated and compared to the investment carrying value. If any impairment is judgmentally determined to be other than temporary, the carrying value of the investment is written down to fair value. The fair value of the impaired investment is based on quoted market prices, if available, or upon the present value of expected future cash flows using discount rates and other assumptions believed to be consistent with those used by principal market participants and a market analysis of comparable assets, if appropriate.

Capitalized Interest
Capitalized Interest—Interest from borrowings is capitalized on major projects with an expected construction period of six months or longer. Capitalized interest is added to the cost of the underlying asset’s properties, plants and equipment and is amortized over the useful life of the assets.

Intangible Assets Other Than Goodwill
Intangible Assets Other Than Goodwill—Intangible assets with finite useful lives are amortized by the straight-line method over their useful lives. Intangible assets with indefinite useful lives are not amortized but are tested at least annually for impairment. Each reporting period, we evaluate the remaining useful lives of intangible assets not being amortized to determine whether events and circumstances continue to support indefinite useful lives. These indefinite-lived intangibles are considered impaired if the fair value of the intangible asset is lower than net book value. The fair value of intangible assets is determined based on quoted market prices in active markets, if available. If quoted market prices are not available, fair value of intangible assets is determined based upon the present values of expected future cash flows using discount rates and other assumptions believed to be consistent with those used by principal market participants, or upon estimated replacement cost, if expected future cash flows from the intangible asset are not determinable.

Goodwill
Goodwill—Goodwill represents the excess of the purchase price over the estimated fair value of the net assets acquired in the acquisition of a business. Goodwill is not amortized, but rather is tested for impairment annually and when events or changes in circumstances indicate that the fair value of the reporting unit with goodwill has been reduced below carrying value. The fair value of the reporting unit is compared to the book value of the reporting unit. If the fair value is less than book value, including goodwill, then the recorded goodwill is written down to its implied fair value with a charge to earnings. We have determined we have one reporting unit for testing goodwill for impairment.

Asset Retirement Obligations and Environmental Costs
Asset Retirement Obligations and Environmental Costs—Fair values of legal obligations to retire and remove long-lived assets are recorded in the period in which the obligation is incurred. When the liability is initially recorded, we capitalize this cost by increasing the carrying amount of the related PP&E. Over time, the liability is increased for the change in its present value, and the capitalized cost in PP&E is depreciated over the useful life of the related asset or group of assets. Our estimate may change after initial recognition, in which case we record an adjustment to the liability and PP&E.

Environmental expenditures are expensed or capitalized, depending upon their future economic benefit. Expenditures relating to an existing condition caused by past operations, and those having no future economic benefit, are expensed. Liabilities for environmental expenditures are recorded on an undiscounted basis (unless acquired in a purchase business combination) when environmental assessments or cleanups are probable and the costs can be reasonably estimated. Recoveries of environmental remediation costs from other parties, such as state reimbursement funds, are recorded as assets when their receipt is probable and estimable.

Income Taxes
Income Taxes—We follow the asset and liability method of accounting for income taxes. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax basis of the assets and liabilities. Our taxable income was included in the consolidated U.S. federal income tax returns of Phillips 66 and in a number of consolidated state income tax returns. Our operations are treated as a partnership for federal and state income tax purposes, with each partner being separately taxed on its share of the taxable income. Therefore, we have excluded income taxes from these consolidated financial statements, except for the income tax provision resulting from state laws that apply to entities organized as partnerships. With regard to Texas, our tax provision is computed as if we were a stand-alone tax paying entity. Interest related to unrecognized tax benefits is included in interest and debt expense, and penalties are included in operating and maintenance expenses.

Unit-based Compensation
Unit-Based Compensation—Upon awarding phantom units to non-employee directors of the Partnership, we immediately recognize compensation expense equal to the grant-date fair value of the phantom units, since these phantom units cannot be forfeited.

Net income per unit
Net income per unit applicable to common and subordinated units is computed by dividing the limited partners’ respective interests in net income attributable to the Partnership by the weighted average number of common units and subordinated units, respectively, outstanding for the period. Because we have more than one class of participating securities, we use the two-class method to calculate the net income per unit applicable to the limited partners. The classes of participating securities as of December 31, 2015, included common units, general partner units and incentive distribution rights (IDRs). Basic and diluted net income per unit are the same because we do not have potentially dilutive instruments outstanding for the periods presented.